Schedule of Investments (unaudited) April 30, 2021	iShares® MSCI Global Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.6%
AGL Energy Ltd.	9,499	$65,524
Aurizon Holdings Ltd.	36,580	105,961
BHP Group PLC	35,490	1,073,413
BlueScope Steel Ltd.	8,319	138,930
Evolution Mining Ltd.	29,087	104,028
Fortescue Metals Group Ltd.	28,674	500,351
Magellan Financial Group Ltd.	2,478	92,835
Medibank Pvt Ltd.	41,595	98,961
REA Group Ltd.	1,298	158,768
Rio Tinto Ltd.	6,018	563,179

		2,901,950

Belgium — 0.4%
Etablissements Franz Colruyt NV	1,329	78,920
Proximus SADP	2,006	42,815
Sofina SA	236	89,831
UCB SA	2,242	207,979

		419,545

Brazil — 0.6%
BB Seguridade Participacoes SA	17,700	72,852
Cia. de Saneamento Basico do Estado de Sao Paulo	6,314	49,788
Hypera SA	11,800	75,386
Sul America SA	13,348	80,479
Telefonica Brasil SA	5,900	46,981
TIM SA	23,617	53,065
TOTVS SA	11,800	67,643
WEG SA	25,978	167,640

		613,834

Canada — 3.2%
Atco Ltd., Class I, NVS	1,388	47,602
B2Gold Corp.	20,709	99,656
Canadian Apartment Properties REIT	1,990	88,387
CGI Inc.(a)	3,599	318,152
Constellation Software Inc.	354	519,095
Empire Co. Ltd., Class A, NVS	3,481	109,393
Hydro One Ltd.(b)	5,487	131,444
iA Financial Corp. Inc.	1,770	99,593
Kinross Gold Corp.	20,650	145,198
Kirkland Lake Gold Ltd.	4,543	168,655
Loblaw Companies Ltd.	2,478	137,476
Lundin Mining Corp.	12,862	155,260
Magna International Inc.	5,015	473,209
Open Text Corp.	4,366	205,417
Ritchie Bros Auctioneers Inc.	2,065	131,249
Thomson Reuters Corp.	1,357	125,739
Wheaton Precious Metals Corp.	7,316	303,238
WSP Global Inc.	1,829	189,754
Yamana Gold Inc.	17,228	78,844

		3,527,361

Chile — 0.0%
Colbun SA	221,985	37,919

China — 7.9%
51job Inc., ADR(a)	590	36,315
Anhui Conch Cement Co. Ltd., Class A	3,600	27,288
Anhui Conch Cement Co. Ltd., Class H	29,500	176,426
Anhui Gujing Distillery Co. Ltd., Class B	5,901	79,221
Autohome Inc., ADR	1,180	109,421
AviChina Industry & Technology Co. Ltd., Class H	59,000	37,982

Security	Shares	Value

China (continued)
Beijing Enlight Media Co. Ltd., Class A	29,500	$59,334
Beijing Yanjing Brewery Co. Ltd., Class A	29,500	33,703
Bosideng International Holdings Ltd.	118,000	60,011
BYD Electronic International Co. Ltd.	18,000	95,830
C&S Paper Co. Ltd., Class A	11,800	56,260
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	7,900	26,369
China Conch Venture Holdings Ltd.	29,500	139,584
China Construction Bank Corp., Class H	1,593,000	1,261,380
China Longyuan Power Group Corp. Ltd., Class H	57,000	83,957
China National Building Material Co. Ltd., Class H	74,000	107,282
China Railway Group Ltd., Class H	118,000	61,075
China Renewable Energy Investment Ltd.(a)(c)	659	0	(d)
China Resources Cement Holdings Ltd.	58,000	63,251
China Resources Gas Group Ltd.	22,000	119,392
China Resources Pharmaceutical Group Ltd.(b)	29,500	19,941
China Shenhua Energy Co. Ltd., Class H	59,000	123,062
China Traditional Chinese Medicine Holdings Co. Ltd.	118,000	67,456
China Yuhua Education Corp. Ltd.(b)	118,000	111,971
Country Garden Services Holdings Co. Ltd.	30,000	314,799
Dali Foods Group Co. Ltd.(b)	147,500	87,738
Far East Horizon Ltd.	59,000	67,608
Fosun International Ltd.	59,000	84,928
Fuyao Glass Industry Group Co. Ltd., Class A	11,800	93,640
GF Securities Co. Ltd., Class H	59,000	85,535
Great Wall Motor Co. Ltd., Class H	59,000	146,003
GSX Techedu Inc., ADR(a)(e)	1,334	42,621
Guangdong Haid Group Co. Ltd., Class A	5,900	76,072
Guangdong Investment Ltd.	76,000	117,031
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	10,000	43,196
Henan Shuanghui Investment & Development Co. Ltd., Class A	7,400	41,917
Hualan Biological Engineering Inc., Class A	5,940	38,643
Hundsun Technologies Inc., Class A	5,940	84,384
Jiangsu King’s Luck Brewery JSC Ltd., Class A	5,900	48,735
Jiangxi Copper Co. Ltd., Class H	59,000	144,331
JOYY Inc., ADR(e)	1,062	100,954
Kaisa Group Holdings Ltd.(e)	118,000	51,352
Kingboard Holdings Ltd.	29,500	174,717
Kingboard Laminates Holdings Ltd.	29,500	73,761
Kingdee International Software Group Co. Ltd.	59,000	195,227
Kingfa Sci & Tech Co. Ltd., Class A	17,700	62,335
Kingsoft Corp. Ltd.	8,000	56,651
KWG Group Holdings Ltd.	29,500	47,401
Lee & Man Paper Manufacturing Ltd.	61,000	53,171
Lenovo Group Ltd.	118,000	162,259
Li Ning Co. Ltd.	29,500	240,806
Logan Group Co. Ltd.	59,000	93,891
Nine Dragons Paper Holdings Ltd.	59,000	81,129
Noah Holdings Ltd.(a)(e)	1,711	75,370
PICC Property & Casualty Co. Ltd., Class H	162,000	159,146
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	35,400	80,583
Shenergy Co. Ltd., Class A	53,100	46,546
Shenzhen International Holdings Ltd.	29,500	49,149
Shenzhou International Group Holdings Ltd.	17,700	389,239
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	5,900	25,585
Shimao Group Holdings Ltd.	29,500	85,459
Sinolink Securities Co. Ltd., Class A	23,600	44,111
Sinopharm Group Co. Ltd., Class H	23,600	73,229
Sinotruk Hong Kong Ltd.	29,500	72,621

1

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Global Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Sun Art Retail Group Ltd.	59,000	$54,390
Vipshop Holdings Ltd., ADR(a)	7,847	241,452
Want Want China Holdings Ltd.	177,000	128,303
Weichai Power Co. Ltd., Class H	59,000	136,887
Wens Foodstuffs Group Co. Ltd., Class A	35,424	78,807
Wharf Holdings Ltd. (The)	33,000	100,272
Xinyi Solar Holdings Ltd.	82,000	137,250
Yanzhou Coal Mining Co. Ltd., Class A	23,600	47,394
Yifan Pharmaceutical Co. Ltd., Class A	11,800	32,636
Yihai International Holding Ltd.	7,000	68,226
Yuexiu Property Co. Ltd.	354,000	82,041
Yum China Holdings Inc.	7,021	441,761
Zhengzhou Yutong Bus Co. Ltd., Class A	23,600	49,657
Zhuzhou CRRC Times Electric Co. Ltd., Class H	11,800	47,098
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	59,000	81,737

		8,696,295

Denmark — 0.4%
AP Moller - Maersk A/S, Class A	59	138,960
Pandora A/S	1,652	187,726
ROCKWOOL International A/S, Class B	177	79,566

		406,252

Finland — 0.1%
Orion OYJ, Class B	2,124	94,170

France — 1.3%
Arkema SA	1,121	140,344
Atos SE(a)	1,726	117,643
BioMerieux	696	82,880
Cie. Generale des Etablissements Michelin SCA	2,521	365,236
Faurecia SE(a)	1,345	72,698
Faurecia SE, New(a)	568	30,625
Iliad SA	236	42,899
Ipsen SA	767	74,271
La Francaise des Jeux SAEM(b)	2,452	125,802
Sartorius Stedim Biotech	490	225,327
Ubisoft Entertainment SA(a)	1,534	115,340

		1,393,065

Germany — 0.7%
Brenntag SE	2,655	238,684
Evonik Industries AG	3,127	109,616
HelloFresh SE(a)	2,537	210,729
LANXESS AG	1,416	104,354
Rational AG	118	98,525

		761,908

Greece — 0.0%
FF Group(a)(c)	165	2

Hong Kong — 0.9%
CK Asset Holdings Ltd.	42,000	263,620
CK Hutchison Holdings Ltd.	43,500	356,766
Hang Lung Properties Ltd.	25,000	68,239
Swire Properties Ltd.	47,200	140,989
WH Group Ltd.(b)	206,500	180,528

		1,010,142

India — 2.4%
ACC Ltd.	1,652	41,990
Apollo Hospitals Enterprise Ltd.	1,711	73,859
Aurobindo Pharma Ltd.	5,664	75,001

Security	Shares	Value

India (continued)
Balkrishna Industries Ltd.	2,242	$53,572
Cipla Ltd.	7,611	93,539
Colgate-Palmolive India Ltd.	2,301	46,034
Divi’s Laboratories Ltd.(a)	1,779	97,565
Dr. Reddy’s Laboratories Ltd.	2,006	139,825
GAIL India Ltd.	35,720	66,162
HCL Technologies Ltd.	17,641	214,093
HDFC Asset Management Co. Ltd.(b)	613	22,976
Hero MotoCorp Ltd.	1,829	69,611
Info Edge India Ltd.(a)	1,475	97,866
Infosys Ltd.	58,056	1,061,502
Ipca Laboratories Ltd.	1,711	48,630
Jubilant Foodworks Ltd.	2,165	84,519
Larsen & Toubro Infotech Ltd.(b)	1,062	55,776
Lupin Ltd.	3,953	57,076
Petronet LNG Ltd.	11,741	38,034
REC Ltd.	16,225	28,059
Tech Mahindra Ltd.	9,322	120,866
Wipro Ltd.	16,697	111,073

		2,697,628

Indonesia — 0.0%
Adaro Energy Tbk PT	336,300	28,985

Ireland — 0.6%
Horizon Therapeutics PLC(a)	3,658	346,120
STERIS PLC	1,534	323,705

		669,825

Italy — 0.1%
DiaSorin SpA	472	80,257
Telecom Italia SpA/Milano	90,447	49,682

		129,939

Japan — 3.8%
AGC Inc.	5,900	268,807
Alfresa Holdings Corp.	5,900	105,634
Amada Co. Ltd.	9,100	98,489
Azbil Corp.	1,900	76,831
Brother Industries Ltd.	6,300	133,199
Fujitsu Ltd.	3,000	477,700
Iida Group Holdings Co. Ltd.	5,900	143,742
Kajima Corp.	8,100	111,898
Medipal Holdings Corp.	6,300	115,735
Mitsubishi HC Capital Inc.	17,700	101,369
NEC Corp.	5,900	343,296
NGK Spark Plug Co. Ltd.	5,900	98,455
Nippon Telegraph & Telephone Corp.	23,600	594,831
Nitto Denko Corp.	2,400	198,930
Obayashi Corp.	11,800	107,631
Oji Holdings Corp.	11,800	74,381
Seiko Epson Corp.	5,900	100,290
Sekisui Chemical Co. Ltd.	5,900	102,665
Stanley Electric Co. Ltd.	4,000	114,542
Teijin Ltd.	5,900	97,051
TIS Inc.	5,900	146,549
Tohoku Electric Power Co. Inc.	11,800	103,960
Toppan Printing Co. Ltd.	5,900	100,560
Tosoh Corp.	5,900	104,608
Toyo Suisan Kaisha Ltd.	1,900	77,439
Yamada Holdings Co. Ltd.	17,700	88,091

2

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Global Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Yamazaki Baking Co. Ltd.	5,900	$93,435

		4,180,118

Kuwait — 0.1%
Mobile Telecommunications Co. KSC	52,392	104,854

Malaysia — 0.1%
Sime Darby Bhd	41,300	22,785
Supermax Corp. Bhd(e)	47,789	70,347

		93,132

Mexico — 0.0%
Megacable Holdings SAB de CV, CPO	5,900	21,673

Netherlands — 3.0%
Aegon NV	32,273	150,195
Koninklijke Ahold Delhaize NV	18,644	502,513
Koninklijke KPN NV	59,531	205,387
Koninklijke Philips NV(a)	9,912	559,375
Koninklijke Vopak NV	1,180	54,121
NN Group NV	4,838	242,103
Randstad NV	2,014	145,661
Stellantis NV	34,541	574,808
STMicroelectronics NV	11,092	416,065
Wolters Kluwer NV	4,602	416,932

		3,267,160

New Zealand — 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	10,089	260,237

Philippines — 0.1%
Globe Telecom Inc.	710	27,029
PLDT Inc.	2,065	54,723

		81,752

Poland — 0.0%
Polskie Gornictwo Naftowe i Gazownictwo SA	28,733	49,897

Qatar — 0.1%
Barwa Real Estate Co.	24,314	21,220
Ooredoo QPSC	26,452	50,707
Qatar Electricity & Water Co. QSC	10,931	50,691

		122,618

Russia — 0.0%
Inter RAO UES PJSC	649,000	42,414

Saudi Arabia — 0.4%
Abdullah Al Othaim Markets Co.	1,947	69,779
Advanced Petrochemical Co.	3,422	74,096
Bupa Arabia for Cooperative Insurance Co.(a)	1,652	50,924
Etihad Etisalat Co.(a)	9,086	74,988
Jarir Marketing Co.	1,239	65,748
SABIC Agri-Nutrients Co.	3,540	99,117
Saudi Cement Co.	2,537	43,770

		478,422

Singapore — 0.2%
BOC Aviation Ltd.(b)	5,900	53,251
Singapore Exchange Ltd.	15,800	124,105

		177,356

South Africa — 0.9%
African Rainbow Minerals Ltd.	2,891	54,026
AngloGold Ashanti Ltd.	7,198	148,946
Aspen Pharmacare Holdings Ltd.(a)	6,699	74,574
Gold Fields Ltd.	14,573	137,820

Security	Shares	Value

South Africa (continued)
Harmony Gold Mining Co. Ltd.	12,272	$55,889
Impala Platinum Holdings Ltd.	13,334	249,566
Kumba Iron Ore Ltd.	1,239	56,224
Mr. Price Group Ltd.	5,487	68,783
Reinet Investments SCA	4,139	79,870
Tiger Brands Ltd.	2,773	37,273

		962,971

South Korea — 1.8%
CJ CheilJedang Corp.	236	83,911
Coway Co. Ltd.	1,003	60,323
E-MART Inc.	472	71,287
GS Engineering & Construction Corp.	1,711	67,911
Hankook Tire & Technology Co. Ltd.	2,124	91,846
Hyundai Mobis Co. Ltd.	1,180	286,421
Kia Corp.	4,425	306,311
Kumho Petrochemical Co. Ltd.	413	96,534
LG Electronics Inc.	1,711	242,264
LG Innotek Co. Ltd.	295	53,306
POSCO	1,121	366,831
S-1 Corp.	649	47,551
Seegene Inc.	590	49,646
SK Telecom Co. Ltd.	570	155,522

		1,979,664

Sweden — 1.2%
Boliden AB	4,484	174,890
Evolution AB(b)	2,242	443,322
Husqvarna AB, Class B	6,844	95,387
ICA Gruppen AB	1,770	81,637
Industrivarden AB, Class A	2,065	79,320
Kinnevik AB, Class B	4,130	228,583
L E Lundbergforetagen AB, Class B	1,380	78,957
Svenska Cellulosa AB SCA, Class B	10,519	184,735

		1,366,831

Switzerland — 1.8%
Adecco Group AG, Registered	2,596	176,018
Kuehne + Nagel International AG, Registered	885	264,903
Logitech International SA, Registered	2,714	304,713
Roche Holding AG	2,478	808,566
Sonova Holding AG, Registered(a)	944	279,562
Swatch Group AG (The), Bearer	649	198,959

		2,032,721

Taiwan — 1.9%
Accton Technology Corp.	8,000	91,075
Asustek Computer Inc.	15,000	201,912
Compal Electronics Inc.	177,000	158,415
Foxconn Technology Co. Ltd.	59,000	145,742
Inventec Corp.	118,000	114,692
Lite-On Technology Corp.	59,000	134,969
Novatek Microelectronics Corp.	13,000	290,409
Pegatron Corp.	31,000	81,681
Phison Electronics Corp.	4,000	86,493
Pou Chen Corp.	59,000	75,194
Realtek Semiconductor Corp.	5,000	95,228
Synnex Technology International Corp.	63,000	125,626
United Microelectronics Corp.	236,000	479,046
Wistron Corp.	59,000	69,069

		2,149,551

Thailand — 0.1%
Delta Electronics Thailand PCL, NVDR	5,900	67,077

3

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Global Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Arab Emirates — 0.1%
Aldar Properties PJSC	51,566	$49,275
Emaar Malls PJSC(a)	70,446	35,289
Emaar Properties PJSC	46,197	46,912

		131,476

United Kingdom — 2.9%
BT Group PLC(a)	150,214	343,061
Direct Line Insurance Group PLC	21,299	84,075
Fresnillo PLC	4,189	47,768
Hikma Pharmaceuticals PLC	3,009	101,653
J Sainsbury PLC	29,913	98,446
Kingfisher PLC(a)	32,214	159,363
Pearson PLC	13,157	151,197
Persimmon PLC	5,546	240,497
Rio Tinto PLC	19,175	1,613,103
Royalty Pharma PLC, Class A	2,183	96,052
Taylor Wimpey PLC	59,708	148,473
Wm Morrison Supermarkets PLC	38,173	91,884

		3,175,572

United States — 59.4%
10X Genomics Inc., Class A(a)	1,121	221,734
A O Smith Corp.	2,242	151,895
ABIOMED Inc.(a)	767	246,000
Advance Auto Parts Inc.	1,180	236,189
Agilent Technologies Inc.	5,310	709,628
Akamai Technologies Inc.(a)	2,664	289,577
Alexion Pharmaceuticals Inc.(a)	3,717	626,984
Allstate Corp. (The)	5,302	672,294
Amazon.com Inc.(a)	118	409,156
Ameren Corp.	4,071	345,384
ANSYS Inc.(a)	1,475	539,348
Anthem Inc.	4,252	1,613,166
Apple Inc.	12,862	1,690,839
Applied Materials Inc.	15,694	2,082,751
Archer-Daniels-Midland Co.	9,263	584,773
Arrow Electronics Inc.(a)	1,180	134,603
Athene Holding Ltd., Class A(a)	2,124	126,739
Autoliv Inc.(a)	1,534	154,412
Best Buy Co. Inc.	3,953	459,615
Biogen Inc.(a)	2,655	709,761
Bio-Rad Laboratories Inc., Class A(a)	413	260,244
Black Knight Inc.(a)	2,655	192,275
Booz Allen Hamilton Holding Corp.	2,242	185,974
BorgWarner Inc.	3,835	186,304
Brown & Brown Inc.	3,835	203,945
Cabot Oil & Gas Corp.	7,198	119,991
Cadence Design Systems Inc.(a)	4,838	637,503
Camden Property Trust	1,475	177,708
Carrier Global Corp.	14,850	647,163
Cerner Corp.	5,074	380,804
CH Robinson Worldwide Inc.	2,183	211,926
Cincinnati Financial Corp.	2,478	279,221
Citrix Systems Inc.	1,947	241,136
Cloudflare Inc., Class A(a)	2,714	229,984
Cognex Corp.	2,950	254,054
Cognizant Technology Solutions Corp., Class A	9,159	736,384
Cooper Companies Inc. (The)	826	339,395
Copart Inc.(a)	3,599	448,111
Corning Inc.	2,381	105,264
Corteva Inc.	12,921	630,028

Security	Shares	Value

United States (continued)
Cummins Inc.	2,478	$624,555
DaVita Inc.(a)	1,180	137,505
Discovery Inc., Class A(a)	2,655	99,987
Discovery Inc., Class C, NVS(a)	5,605	181,098
Dover Corp.	2,301	343,286
DR Horton Inc.	5,959	585,710
Eastman Chemical Co.	2,301	265,512
eBay Inc.	11,904	664,124
Electronic Arts Inc.	4,897	695,766
EPAM Systems Inc.(a)	1,003	459,123
Erie Indemnity Co., Class A, NVS	472	101,017
Everest Re Group Ltd.	649	179,741
Expeditors International of Washington Inc.	2,714	298,160
F5 Networks Inc.(a)	1,054	196,845
FactSet Research Systems Inc.	649	218,207
Fair Isaac Corp.(a)	472	246,106
Fastenal Co.	9,735	508,946
FedEx Corp.	4,311	1,251,526
Fidelity National Financial Inc.	4,389	200,226
Fortune Brands Home & Security Inc.	2,301	241,559
Franklin Resources Inc.	4,602	138,060
Garmin Ltd.	2,419	331,984
Generac Holdings Inc.(a)	1,121	363,148
Globe Life Inc.	1,593	163,267
Hartford Financial Services Group Inc. (The)	6,195	408,622
HCA Healthcare Inc.	2,431	488,777
Henry Schein Inc.(a)	2,478	179,655
Hewlett Packard Enterprise Co.	21,417	343,100
Hologic Inc.(a)	2,714	177,903
Hormel Foods Corp.	5,369	248,048
HP Inc.	24,155	823,927
Humana Inc.	2,231	993,330
IDEX Corp.	1,357	304,239
Intel Corp.	49,088	2,824,033
International Paper Co.	6,254	362,732
Intuit Inc.	4,425	1,823,808
Invesco Ltd.	6,608	178,416
IPG Photonics Corp.(a)	649	140,904
Jack Henry & Associates Inc.	1,298	211,353
Jazz Pharmaceuticals PLC(a)	944	155,194
JB Hunt Transport Services Inc.	1,357	231,653
JM Smucker Co. (The)	1,947	255,038
Juniper Networks Inc.	7,001	177,755
Kansas City Southern	1,593	465,491
Keysight Technologies Inc.(a)	3,127	451,382
Kroger Co. (The)	13,138	480,063
Lam Research Corp.	2,537	1,574,082
Lear Corp.	826	151,852
Lululemon Athletica Inc.(a)	2,065	692,333
LyondellBasell Industries NV, Class A	4,425	459,049
MarketAxess Holdings Inc.	649	317,011
Masco Corp.	4,307	275,131
Masimo Corp.(a)	944	219,640
Maxim Integrated Products Inc.	4,838	454,772
McKesson Corp.	2,773	520,104
MetLife Inc.	10,089	641,963
Mettler-Toledo International Inc.(a)	413	542,401
Micron Technology Inc.(a)	18,880	1,625,002
Microsoft Corp.	3,304	833,203
Mohawk Industries Inc.(a)	1,062	218,241

4

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Global Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Molina Healthcare Inc.(a)	971	$247,702
Monolithic Power Systems Inc.	767	277,178
Monster Beverage Corp.(a)	7,080	687,114
NetApp Inc.	3,540	264,403
Nordson Corp.	1,003	212,044
NortonLifeLock Inc.	9,617	207,823
NRG Energy Inc.	4,189	150,050
NVR Inc.(a)	64	321,158
Old Dominion Freight Line Inc.	1,652	425,902
Owens Corning	1,829	177,065
Packaging Corp. of America	1,652	243,918
Pentair PLC	2,773	178,886
Pinnacle West Capital Corp.	1,711	144,836
Pool Corp.	708	299,144
Progressive Corp. (The)	9,886	995,916
PulteGroup Inc.	4,543	268,582
Qorvo Inc.(a)	2,006	377,469
Quest Diagnostics Inc.	2,183	287,894
Regeneron Pharmaceuticals Inc.(a)	1,770	851,901
Reinsurance Group of America Inc.	1,062	138,623
ResMed Inc.	2,478	465,790
Robert Half International Inc.	2,183	191,253
Rollins Inc.	3,802	141,739
Seagate Technology PLC	3,717	345,086
Sealed Air Corp.	2,832	139,901
SEI Investments Co.	2,006	123,249
Skyworks Solutions Inc.	2,885	523,137
Snap-on Inc.	826	196,258
Steel Dynamics Inc.	3,658	198,337
Synopsys Inc.(a)	2,596	641,368
T Rowe Price Group Inc.	3,717	666,086
Target Corp.	8,496	1,760,881
TE Connectivity Ltd.	5,487	737,837
Teradyne Inc.	2,891	361,606
Textron Inc.	3,599	231,200
Tractor Supply Co.	2,006	378,332
Tradeweb Markets Inc., Class A	1,475	119,888
Tyson Foods Inc., Class A	4,897	379,273
Ulta Beauty Inc.(a)	997	328,362
United Rentals Inc.(a)	1,298	415,295
Universal Health Services Inc., Class B	1,357	201,392
Veeva Systems Inc., Class A(a)	2,301	649,917
Viatris Inc.(a)	20,414	271,506
Waters Corp.(a)	1,062	318,462
West Pharmaceutical Services Inc.	1,357	445,802
Western Union Co. (The)	6,903	177,821
Westrock Co.	4,390	244,742

Security	Shares	Value

United States (continued)
Whirlpool Corp.	1,062	$251,110
WW Grainger Inc.	767	332,525
Zebra Technologies Corp., Class A(a)	944	460,427

		65,674,117

Total Common Stocks — 99.3% (Cost: $83,786,969)		109,808,433

Preferred Stocks

Germany — 0.3%
Fuchs Petrolub SE, Preference Shares, NVS	1,357	72,432
Porsche Automobil Holding SE, Preference Shares, NVS	2,714	286,134

		358,566

Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	130,272	76,529

Total Preferred Stocks — 0.4% (Cost: $311,308)		435,095

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(f)(g)(h)	214,891	214,998
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	110,000	110,000

		324,998

Total Short-Term Investments — 0.3% (Cost: $324,725)		324,998

Total Investments in Securities — 100.0% (Cost: $84,423,002)		110,568,526

Other Assets, Less Liabilities — (0.0)%		(50,368)

Net Assets — 100.0%		$110,518,158

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Rounds to less than $1.
(e)	All or a portion of this security is on loan.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

5

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Global Multifactor ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,660,644	$—	$(1,445,106	)(a)	$(570)	$30	$214,998	214,891	$2,856	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	130,000	—	(20,000	)(a)	—	—	110,000	110,000	70		—

					$(570)	$30	$324,998		$2,926		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	1	06/18/21	$113	$3,073
MSCI Emerging Markets E-Mini Index	1	06/18/21	67	287

				$3,360

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$109,808,431	$—	$2	$109,808,433
Preferred Stocks	435,095	—	—	435,095
Money Market Funds	324,998	—	—	324,998

	$110,568,524	$—	$2	$110,568,526

Derivative financial instruments(a)
Assets
Futures Contracts	$3,360	$—	$—	$3,360

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust

6